LVIP American Growth-Income Fund
LVIP American Growth-Income Fund (Service Class II)
Investment Objective
The investment objective of the LVIP American Growth-Income Fund (the “Fund”) is to seek long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American Growth-Income Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American Growth-Income Fund Service Class II
Management Fee	[1]	0.27%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses	[2]	0.99%
Less Expense Reimbursement	[3]	(0.06%)
Net Expenses	[4]	0.93%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the Master Fund.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[4]	(After Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth-Income Fund Service Class II	95	309	541	1,208

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth-Income Fund Service Class II	95	309	541	1,208

Portfolio Turnover
The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “feeder fund” which means that the Fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The Fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®.

The Fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this prospectus.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Management Risk: The investment adviser to the Master Fund actively manages the Fund's investments. Consequently, the Master Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Master Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Income Stocks Risk: Income provided by the Fund may be reduced by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class II investment results have varied from year to year; and (b) how the average annual returns of the Fund's Standard Class II for one, five and ten year periods compare with those of a broad measure of market performance. The Fund began operations on July 1, 2010. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Master Fund, adjusted to reflect the fees and expenses of the Fund. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Return

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the fourth quarter of 2011 at: 10.24%.
The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (14.95%).
Average Annual Total Return For periods ended 12/31/11
Average Annual Total Returns LVIP American Growth-Income Fund		1 year	5 years	10 Years
Service Class II	[1]	(2.23%)	(1.62%)	2.77%
S&P 500 Index		2.11%	(0.25%)	2.92%
[1]	The Fund began operations on July 1, 2010. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Master Fund, adjusted to reflect the fees and expenses of the Fund.